NYSE

Received SEC

OCT 24 2017

Washington, DC 20549

17010901

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CORTNYS
001-36004

October 24, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.000% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share of SPIRIT REALTY CAPITAL, INC. under the Exchange Act of 1934.

Sincerely,

[signature]